CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for credit loss	$ 425	$ 313
Redeemable convertible preferred stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock authorized (in shares)	0	190,477,000
Redeemable convertible preferred stock issued (in shares)	0	190,477,000
Redeemable convertible preferred stock outstanding (in shares)	0	190,477,000	[1]
Redeemable convertible preferred stock, aggregate liquidation preference		$ 447,890
Common stock authorized (in shares)		375,788,212
Class A Common Stock
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	2,500,000,000	0
Common stock issued (in shares)	78,954,000	0
Common stock outstanding (in shares)	78,954,000	0
Class B Common Stock
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	500,000,000	375,788,000
Common stock issued (in shares)	304,701,000	103,777,000
Common stock outstanding (in shares)	304,701,000	103,777,000

[1]	The shares of the Company’s common and redeemable convertible preferred stock prior to the Reverse Recapitalization (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of 3.1057 established in the Merger Agreement as described in Note 3.